Commitments and Contingencies (Tables)	12 Months Ended
Feb. 01, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loss Contingencies by Contingency

	Accrued Liabilities	Insurance Receivable
(Expenses incurred) insurance receivable recorded	$(63)	$30
Payments made (received)	51	(10)
Balance at February 1, 2015	$(12)	$20